Schedule of Investments (unaudited)	iShares® MSCI Global Energy Producers ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.8%
Beach Energy Ltd.	72,904	$87,889
Boss Energy Ltd. (a)	15,392	26,305
Karoon Energy Ltd.(a)	26,312	41,605
New Hope Corp. Ltd.	22,984	92,759
Paladin Energy Ltd.(a)	124,696	69,069
Santos Ltd.	146,880	732,658
Terracom Ltd.	18,359	10,779
Washington H Soul Pattinson & Co. Ltd.	10,088	195,283
Whitehaven Coal Ltd.	39,624	270,357
Woodside Energy Group Ltd.	87,293	2,204,544
		3,731,248
Austria — 0.3%
OMVAG	6,760	358,765

Bermuda — 0.0%
Productive Technologies Co. Ltd.(a)	208,000	30,357

Brazil — 1.0%
3R Petroleum Oleo E Gas SA(a)	8,528	60,788
Enauta Participacoes SA	4,680	12,085
Petro Rio SA(a)	32,552	226,136
Petroleo Brasileiro SA	171,039	1,001,643
Petroreconcavo SA	5,812	34,417
		1,335,069
Canada — 8.4%
Advantage Energy Ltd.(a)	8,450	72,618
ARC Resources Ltd.	30,417	451,795
Athabasca Oil Corp.(a)	26,832	55,254
Baytex Energy Corp.(a)	25,584	130,664
Birchcliff Energy Ltd.	12,064	96,322
Cameco Corp.	19,848	483,529
Canadian Natural Resources Ltd.	51,610	3,081,291
Cardinal Energy Ltd.	5,720	34,699
Cenovus Energy Inc.	63,727	1,267,292
Crescent Point Energy Corp.	26,065	202,490
Crew Energy Inc.(a)	6,240	31,313
Denison Mines Corp.(a)(b)	38,480	47,487
Energy Fuels Inc./Canada(a)	7,176	49,986
Enerplus Corp.	10,877	202,233
Freehold Royalties Ltd.	5,928	72,891
Frontera Energy Corp.(a)	2,704	21,529
Headwater Exploration Inc.(a)	9,568	46,092
Imperial Oil Ltd.	10,289	585,375
Kelt Exploration Ltd.(a)	7,280	29,441
MEG Energy Corp.(a)	12,480	177,669
NexGen Energy Ltd.(a)	18,616	88,295
NuVista Energy Ltd.(a)	8,424	86,423
Obsidian Energy Ltd.(a)	3,120	23,635
Paramount Resources Ltd., Class A	3,640	81,235
Parex Resources Inc.	5,304	75,943
Peyto Exploration & Development Corp.	7,696	85,819
Pipestone Energy Corp.(a)	5,408	13,669
PrairieSky Royalty Ltd.	9,984	163,734
Spartan Delta Corp.(a)	6,032	69,102
Suncor Energy Inc.	62,820	2,065,590
Surge Energy Inc.	3,120	23,102
Tamarack Valley Energy Ltd.	20,280	78,096
Topaz Energy Corp.	4,368	76,472
Tourmaline Oil Corp.	14,730	896,513
Security	Shares	Value

Canada (continued)
Vermilion Energy Inc.	7,592	$150,073
Whitecap Resources Inc.	27,840	222,074
		11,339,745
Cayman Islands — 0.0%
Kinetic Development Group Ltd.	208,000	17,309

China — 1.3%
AAG Energy Holdings Ltd.(c)	67,000	12,238
CGN Mining Co. Ltd.(a)	90,000	9,703
China Coal Energy Co. Ltd., Class H	91,000	84,611
China Shenhua Energy Co. Ltd., Class A	18,400	80,379
China Shenhua Energy Co. Ltd., Class H	152,000	471,117
Guanghui Energy Co. Ltd., Class A	20,800	31,692
Inner Mongolia Dian Tou Energy Corp. Ltd.	5,800	11,178
Inner Mongolia Yitai Coal Co. Ltd., Class B	50,200	74,494
Jizhong Energy Resources Co. Ltd.	10,700	10,678
PetroChina Co. Ltd., Class A	58,300	43,577
PetroChina Co. Ltd., Class H	946,000	430,460
Pingdingshan Tianan Coal Mining Co. Ltd.	7,000	12,294
Shaanxi Coal Industry Co. Ltd., Class A	25,500	73,420
Shan Xi Hua Yang Group New Energy Co. Ltd.	7,300	17,657
Shanxi Coking Coal Energy Group Co. Ltd., Class A	10,410	19,697
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	10,400	28,342
United Energy Group Ltd.	372,000	34,585
Yankuang Energy Group Co. Ltd., Class A	6,900	40,018
Yankuang Energy Group Co. Ltd., Class H	68,000	228,323
		1,714,463
Finland — 0.7%
Neste OYJ	19,480	1,005,491

France — 5.3%
Etablissements Maurel et Prom SA	2,704	11,805
TotalEnergies SE	114,269	7,141,822
		7,153,627
Greece — 0.1%
Hellenic Energy Holdings SA	2,971	22,109
Motor Oil Hellas Corinth Refineries SA	2,974	60,034
		82,143
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	18,824	136,274

India — 4.1%
Bharat Petroleum Corp. Ltd.	40,768	171,358
Coal India Ltd.	72,280	203,678
Gujarat Mineral Development Corp. Ltd.	4,056	7,896
Hindustan Petroleum Corp. Ltd.	30,576	90,236
Indian Oil Corp. Ltd.	131,622	124,546
Oil & Natural Gas Corp. Ltd.	116,519	204,160
Oil India Ltd.	12,480	31,618
Reliance Industries Ltd.	101,052	3,399,137
Reliance Industries Ltd., GDR(c)	19,284	1,283,302
		5,515,931
Indonesia — 0.4%
Adaro Energy Indonesia Tbk PT	655,200	162,143
Bukit Asam Tbk PT	179,400	43,528
Bumi Resources Tbk PT(a)	3,151,200	36,457
Harum Energy Tbk PT	124,800	14,041
Indika Energy Tbk PT	72,800	13,496
Indo Tambangraya Megah Tbk PT	20,800	55,399

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Medco Energi Internasional Tbk PT	353,612	$24,020
Sugih Energy Tbk PT(a)(d)	206,700	—
United Tractors Tbk PT	75,400	148,307
		497,391
Israel — 0.1%
Delek Group Ltd.(a)	416	53,090
Equital Ltd.(a)	1,014	32,844
Naphtha Israel Petroleum Corp. Ltd.(a)	1,457	8,230
Oil Refineries Ltd.	98,280	36,532
Paz Oil Co. Ltd.(a)	435	58,786
		189,482
Italy — 1.3%
Eni SpA	115,016	1,714,888
Saras SpA(a)	25,688	31,258
		1,746,146
Japan — 1.0%
Cosmo Energy Holdings Co. Ltd.	3,536	99,460
ENEOS Holdings Inc.	138,200	466,395
Idemitsu Kosan Co. Ltd.	9,268	217,646
Inpex Corp.	46,800	515,719
Japan Petroleum Exploration Co. Ltd.	1,400	43,912
		1,343,132
Malaysia — 0.0%
Hibiscus Petroleum Bhd	62,400	15,641

Norway — 1.6%
Aker BP ASA	14,445	502,545
BW Energy Ltd.(a)	4,056	11,255
DNOASA	20,592	26,317
Equinor ASA	43,884	1,690,008
		2,230,125
Philippines — 0.0%
Semirara Mining & Power Corp.	30,800	18,334

Poland — 0.3%
Polski Koncern Naftowy ORLEN SA	29,299	431,258

Portugal — 0.2%
Galp Energia SGPS SA	23,092	284,532

Russia — 0.0%
LUKOIL PJSC(d)	17,021	3
Rosneft Oil Co. PJSC(d)	47,821	8
Surgutneftegas PJSC(d)	285,010	47
Tatneft PJSC(d)	57,983	9
		67
Saudi Arabia — 0.8%
Rabigh Refining & Petrochemical Co.(a)	18,847	51,660
Saudi Arabian Oil Co.(c)	111,391	996,463
		1,048,123
South Africa — 0.2%
Exxaro Resources Ltd.	11,232	146,848
Thungela Resources Ltd.(b)	5,854	106,855
		253,703
South Korea — 0.4%
HD Hyundai Co. Ltd.	2,288	113,130
SK Innovation Co. Ltd.(a)	2,519	348,530
S-Oil Corp.	2,080	137,712
		599,372
Security	Shares	Value

Spain — 0.7%
Repsol SA	63,595	$981,927

Sweden — 0.0%
Orron Energy AB	8,944	20,363

Thailand — 0.5%
Bangchak Corp. PCL, NVDR	46,500	42,376
Banpu PCL, NVDR	270,400	101,101
Esso Thailand PCL, NVDR	41,600	14,353
IRPC PCL, NVDR	509,600	44,763
PTT Exploration & Production PCL, NVDR	62,431	332,883
Star Petroleum Refining PCL, NVDR	83,200	27,502
Thai Oil PCL, NVDR	55,100	87,086
		650,064
Turkey — 0.1%
Turkiye Petrol Rafinerileri AS(a)	5,616	145,107

United Arab Emirates — 0.0%
Dana Gas PJSC	159,952	39,414

United Kingdom — 11.3%
BP PLC	865,293	5,167,300
Capricorn Energy PLC(a)	14,872	44,704
Diversified Energy Co. PLC	38,480	58,807
Energean PLC	5,616	100,515
EnQuest PLC(a)	65,104	19,019
Genel Energy PLC	7,488	13,348
Gulf Keystone Petroleum Ltd.	8,840	22,801
Harbour Energy PLC	20,467	78,587
Pantheon Resources PLC(a)(b)	33,176	29,341
Serica Energy PLC	8,944	34,174
Shell PLC	334,000	9,774,777
Tullow Oil PLC(a)	55,016	28,988
		15,372,361
United States — 55.2%
Antero Resources Corp.(a)	12,688	463,746
APA Corp.	14,976	701,626
Arch Resources Inc.	832	128,752
Berry Corp.	2,496	22,489
Brigham Minerals Inc., Class A	2,288	81,064
California Resources Corp.	2,392	108,549
Callon Petroleum Co.(a)	2,226	93,314
Centrus Energy Corp., Class A(a)(b)	438	16,644
Chesapeake Energy Corp.	4,743	490,900
Chevron Corp.	85,488	15,670,805
Chord Energy Corp.	1,801	274,707
Civitas Resources Inc.	2,496	168,131
CNX Resources Corp.(a)(b)	8,736	151,744
Comstock Resources Inc.	4,368	80,153
ConocoPhillips	58,520	7,227,805
CONSOL Energy Inc.	1,494	115,710
Coterra Energy Inc.	36,606	1,021,673
Crescent Energy Co., Class A	1,806	25,374
CVR Energy Inc.	1,352	49,821
Delek U.S. Holdings Inc.	2,912	90,214
Denbury Inc.(a)	2,288	205,371
Devon Energy Corp.	28,553	1,956,452
Diamondback Energy Inc.	7,812	1,156,332
Earthstone Energy Inc., Class A(a)	2,184	34,595
Enviva Inc.	1,499	85,068
EOG Resources Inc.	26,955	3,825,723

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
EQT Corp.	15,292	$648,534
Exxon Mobil Corp.	191,608	21,333,635
Gran Tierra Energy Inc.(a)	16,120	19,183
Gulfport Energy Corp.(a)	560	45,410
Hess Corp.	12,853	1,849,675
HF Sinclair Corp.	7,488	466,802
Kimbell Royalty Partners LP(b)	2,392	41,310
Kosmos Energy Ltd.(a)	20,904	139,012
Laredo Petroleum Inc.(a)	694	44,298
Magnolia Oil & Gas Corp., Class A(b)	7,806	203,580
Marathon Oil Corp.	31,147	954,033
Marathon Petroleum Corp.	22,894	2,788,718
Matador Resources Co.	5,408	358,875
Murphy Oil Corp.	6,812	321,526
Northern Oil and Gas Inc.	3,120	113,537
Occidental Petroleum Corp.	42,836	2,976,674
Ovintiv Inc.	11,697	652,225
Par Pacific Holdings Inc.(a)	2,288	53,608
PBF Energy Inc., Class A	4,472	177,851
PDC Energy Inc.	4,472	332,359
Peabody Energy Corp.(a)	5,304	169,410
Permian Res Corp., NVS	9,152	92,984
Pioneer Natural Resources Co.	10,457	2,467,747
Range Resources Corp.	12,064	348,288
Ranger Oil Corp.	936	40,781
SandRidge Energy Inc.(a)	1,313	26,785
SilverBow Resources Inc.(a)(b)	624	21,784
SM Energy Co.	5,616	242,106
Southwestern Energy Co.(a)	40,886	282,931
Talos Energy Inc.(a)	2,600	51,090
Tellurian Inc.(a)	21,632	58,190
Texas Pacific Land Corp.	282	731,096
Uranium Energy Corp.(a)	15,561	60,377
VAALCO Energy Inc.	4,680	24,242
Valero Energy Corp.	18,068	2,414,246
Viper Energy Partners LP	2,785	91,989
W&T Offshore Inc.(a)	4,472	30,723
		74,922,376

Total Common Stocks — 98.2%
(Cost: $94,494,009)		133,209,340
Security	Shares	Value

Preferred Stocks

Brazil — 0.8%
Petroleo Brasileiro SA, Preference Shares, NVS	218,808	$1,124,114

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	275,500	45

Total Preferred Stocks — 0.8%
(Cost: $1,021,996)		1,124,159

Total Long-Term Investments — 99.0%
(Cost: $95,516,005)		134,333,499

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	462,447	462,494
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	70,000	70,000

Total Short-Term Securities — 0.4%
(Cost: $532,345)		532,494

Total Investments — 99.4%
(Cost: $96,048,350)		134,865,993

Other Assets Less Liabilities — 0.6%		748,007

Net Assets — 100.0%		$135,614,000

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$504,806	$—	$(42,350	)(a)	$149	$(112)	$462,493	462,447	$1,598	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	—	(90,000	)(a)	—	—	70,000	70,000	964		—
					$149	$(112)	$532,493		$2,562		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Energy Select Sector Index	11	12/16/22	$1,046	$13,164
FTSE 100 Index	2	12/16/22	184	3,482
				$16,646

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$88,065,767	$45,143,506	$67	$133,209,340
Preferred Stocks	1,124,114	—	45	1,124,159
Money Market Funds	532,494	—	—	532,494
	$89,722,375	$45,143,506	$112	$134,865,993

Derivative financial instruments(a)
Assets
Futures Contracts	$13,164	$3,482	$—	$16,646

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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